Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
1
July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Principal
Amount Value
CORPORATE BONDS — 44.9%
Banks — 11.7%
$ 1,247,000 Bank of America Corp.,
(SOFR RATE + 1.630%),
5.20%, 04/25/29(a) ......... $ 1,257,086
102,000 Bank of Montreal, Series H, MTN,
4.70%, 09/14/27 ........... 102,244
1,000,000 Bank of New York Mellon Corp.
(The),
(SOFR RATE + 0.680%),
4.44%, 06/09/28(a) ......... 999,942
1,000,000 Barclays Plc,
(SOFR RATE + 0.960%),
5.09%, 02/25/29(a) ......... 1,002,835
500,000 BNP Paribas SA,
(SOFR RATE + 1.450%),
4.79%, 05/09/29(a)(b) ....... 499,159
672,000 Citigroup, Inc.,
(3 mo. Term SOFR + 1.652%),
3.67%, 07/24/28(a) ......... 665,563
500,000 Fifth Third Bancorp,
(SOFR RATE + 2.340%),
6.34%, 07/27/29(a) ......... 513,971
1,000,000 Goldman Sachs Group, Inc. (The),
(SOFR RATE + 0.990%),
4.59%, 04/20/30(a) ......... 989,238
999,000 JP Morgan Chase & Co.,
(SOFR RATE + 1.015%),
2.07%, 06/01/29(a) ......... 952,261
1,000,000 JP Morgan Chase & Co.,
(SOFR RATE + 0.840%),
4.35%, 01/22/32(a) ......... 969,303
1,500,000 Morgan Stanley Private Bank NA,
(SOFR RATE + 1.080%),
4.73%, 07/18/31(a) ......... 1,480,629
1,000,000 PNC Financial Services Group, Inc.
(The),
(SOFR RATE + 0.681%),
4.62%, 10/26/29(a) ......... 996,786
500,000 Royal Bank of Canada GMTN,
(SOFR Index + 0.810%),
4.72%, 03/27/28(a) ......... 500,632
1,000,000 Santander Holdings USA, Inc.,
(SOFR RATE + 1.104%),
5.04%, 06/05/30(a) ......... 995,036
850,000 UBS AG,
(SOFR RATE + 0.720%),
4.86%, 01/10/28(a) ......... 851,256
1,000,000 UBS Group AG,
(SOFR RATE + 0.840%),
4.21%, 04/10/30(a)(b) ....... 980,764
Principal
Amount Value
Banks (continued)
$ 1,000,000 US Bancorp,
(SOFR RATE + 0.867%),
4.48%, 01/26/32(a) ......... $ 974,697
650,000 US Bank NA,
(SOFR RATE + 0.690%),
4.51%, 10/22/27(a) ......... 650,024
1,000,000 Wells Fargo & Co.,
(SOFR RATE + 0.720%),
4.58%, 05/20/29(a) ......... 996,557
420,000 Wells Fargo & Co. GMTN,
(SOFR RATE + 1.070%),
5.71%, 04/22/28(a) ......... 423,208
16,801,191
Communication Services — 1.4%
1,000,000 Airbnb, Inc.,
4.40%, 03/16/29 ........... 991,690
1,000,000 Alphabet, Inc.,
3.70%, 02/15/29 ........... 979,474
1,971,164
Consumer Discretionary — 3.2%
92,000 American Honda Finance Corp.
GMTN,
(SOFR RATE + 0.770%),
4.42%, 03/12/27(a) ......... 92,208
87,000 Clorox Co. (The),
3.90%, 05/15/28 ........... 85,717
877,000 General Motors Financial Co., Inc.,
5.40%, 05/08/27 ........... 882,516
1,500,000 Hyundai Capital America,
4.90%, 06/23/28(b) ......... 1,499,908
400,000 Marriott International, Inc.,
5.55%, 10/15/28 ........... 406,834
218,000 Southwest Airlines Co.,
5.13%, 06/15/27 ........... 218,696
1,000,000 Toyota Motor Credit Corp., Series B,
GMTN,
4.50%, 07/09/29 ........... 994,739
400,000 Toyota Motor Credit Corp. GMTN,
4.55%, 08/07/26 ........... 400,022
4,580,640
Consumer Staples — 0.2%
250,000 Mars, Inc.,
4.45%, 03/01/27(b) ......... 250,476
Energy — 1.9%
114,000 BP Capital Markets America, Inc.,
3.94%, 09/21/28 ........... 112,468
113,000 Enbridge, Inc.,
6.00%, 11/15/28 ........... 116,088

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
2
July 31, 2026
(Unaudited)
Principal
Amount Value
Energy (continued)
$ 627,000 Energy Transfer LP,
4.95%, 06/15/28 ........... $ 629,268
1,075,000 Pioneer Natural Resources Co.,
1.90%, 08/15/30 ........... 959,218
1,000,000 Williams Cos., Inc. (The),
4.80%, 11/15/29 ........... 998,783
2,815,825
Financial Services — 5.6%
950,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
6.10%, 01/15/27 ........... 955,948
500,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust,
4.38%, 11/15/30 ........... 486,216
152,000 American Express Co.,
(SOFR RATE + 1.000%),
5.10%, 02/16/28(a) ......... 152,515
1,000,000 American Express Co.,
(SOFR RATE + 0.811%),
4.44%, 05/03/30(a) ......... 990,085
500,000 Arthur J Gallagher & Co.,
4.60%, 12/15/27 ........... 500,083
641,000 Capital One Financial Corp.,
(SOFR RATE + 2.080%),
5.47%, 02/01/29(a) ......... 646,801
151,000 Corebridge Financial, Inc.,
3.65%, 04/05/27 ........... 150,121
500,000 Corebridge Global Funding,
4.90%, 01/07/28(b) ......... 501,491
500,000 Corebridge Global Funding MTN,
4.80%, 05/29/29(b) ......... 498,476
500,000 Lincoln Financial Global Funding,
4.63%, 05/28/28(b) ......... 498,388
1,000,000 Metropolitan Life Global Funding I,
4.15%, 08/25/28(b) ......... 990,178
400,000 New York Life Global Funding MTN,
3.90%, 10/01/27(b) ......... 397,002
1,000,000 PayPal Holdings, Inc.,
4.45%, 03/06/28 ........... 996,392
247,000 Sumisho Air Lease Corp.,
5.85%, 12/15/27 ........... 250,395
8,014,091
Health Care — 2.7%
259,000 CVS Health Corp.,
1.30%, 08/21/27 ........... 250,458
1,000,000 CVS Health Corp.,
5.40%, 06/01/29 ........... 1,015,889
1,000,000 Eli Lilly & Co.,
4.15%, 05/20/29 ........... 990,523
Principal
Amount Value
Health Care (continued)
$ 1,000,000 HCA, Inc.,
3.13%, 03/15/27 ........... $ 991,598
545,000 Merck & Co., Inc.,
4.15%, 09/15/30 ........... 533,043
87,000 Pfizer Investment Enterprises Pte Ltd.,
4.45%, 05/19/28 ........... 86,787
3,868,298
Industrials — 6.9%
1,500,000 Amphenol Corp.,
3.90%, 11/15/28 ........... 1,479,102
400,000 Caterpillar Financial Services Corp.,
4.40%, 10/15/27 ........... 400,057
1,000,000 Eaton Corp.,
3.95%, 03/06/29 ........... 982,175
1,000,000 Howmet Aerospace, Inc.,
3.90%, 04/15/29 ........... 978,341
500,000 John Deere Capital Corp., Series I,
GMTN,
4.13%, 01/18/29 ........... 495,652
627,000 L3Harris Technologies, Inc.,
5.40%, 01/15/27 ........... 629,861
1,000,000 RTX Corp.,
3.13%, 05/04/27 ........... 991,146
87,000 Ryder System, Inc. MTN,
5.30%, 03/15/27 ........... 87,360
1,000,000 SMBC Aviation Capital Finance DAC,
4.95%, 07/23/29(b) ......... 997,826
1,000,000 Uber Technologies, Inc.,
4.50%, 08/15/29(b) ......... 987,185
500,000 Union Pacific Corp.,
3.95%, 09/10/28 ........... 494,467
1,500,000 Waste Management, Inc.,
3.88%, 01/15/29 ........... 1,473,834
9,997,006
Information Technology — 3.8%
1,000,000 Accenture Capital, Inc.,
4.75%, 07/10/29 ........... 999,707
1,000,000 Advanced Micro Devices, Inc.,
4.21%, 09/24/26 ........... 999,590
1,000,000 Microchip Technology, Inc.,
4.90%, 03/15/28 ........... 1,002,524
1,500,000 Roper Technologies, Inc.,
4.25%, 09/15/28 ........... 1,485,510
1,000,000 Salesforce, Inc.,
4.50%, 03/15/28 ........... 997,706
5,485,037

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
3
July 31, 2026
(Unaudited)
Principal
Amount Value
Materials — 0.3%
$ 170,000 Glencore Funding LLC,
5.34%, 04/04/27(b) ......... $ 170,971
200,000 Owens Corning,
5.50%, 06/15/27 ........... 201,588
372,559
Real Estate — 1.9%
1,000,000 American Tower Corp. REIT,
2.75%, 01/15/27 ........... 992,449
800,000 Brixmor Operating Partnership LP
REIT,
3.90%, 03/15/27 ........... 796,949
1,000,000 Equinix, Inc. REIT,
5.00%, 08/15/29 ........... 998,450
2,787,848
Telecommunication Services — 1.5%
1,000,000 AT&T, Inc.,
4.70%, 08/15/30 ........... 987,392
1,174,000 T-Mobile USA, Inc.,
3.75%, 04/15/27 ........... 1,168,168
2,155,560
Utilities — 3.8%
1,200,000 Constellation Energy Generation LLC,
3.90%, 01/08/28 ........... 1,189,418
900,000 DTE Energy Co.,
4.95%, 07/01/27 ........... 903,486
1,000,000 Duke Energy Progress LLC,
4.35%, 03/06/27 ........... 1,000,368
500,000 Georgia Power Co.,
4.60%, 06/15/29 ........... 499,261
1,000,000 National Rural Utilities Cooperative
Finance Corp.,
4.40%, 05/11/29 ........... 991,127
117,000 National Rural Utilities Cooperative
Finance Corp. MTN,
5.05%, 09/15/28 ........... 117,838
500,000 NextEra Energy Capital Holdings,
Inc.,
4.69%, 09/01/27 ........... 500,796
217,000 Public Service Enterprise Group, Inc.,
5.88%, 10/15/28 ........... 221,756
97,000 Southern Co. (The),
4.85%, 06/15/28 ........... 97,309
5,521,359
Total Corporate Bonds
(Cost $64,998,197)
64,621,054
Principal
Amount Value
ASSET-BACKED SECURITIES — 4.8%
BERMUDA — 0.2%
Collateralized Loan Obligations — 0.2%
$ 250,000 Rad CLO 25 Ltd., Series 2024-25A,
Class A1,
(3 mo. Term SOFR + 1.460%),
5.19%, 07/20/37(a)(b) ....... $ 250,270
CAYMAN ISLANDS — 0.6%
Collateralized Loan Obligations — 0.6%
500,000 Benefit Street Partners CLO
XVIII Ltd., Series 2019-18A,
Class AR2,
(3 mo. Term SOFR + 1.240%),
4.99%, 10/15/38(a)(b) ....... 500,450
400,000 Palmer Square CLO Ltd., Series 2024-
3A, Class A,
(3 mo. Term SOFR + 1.350%),
5.08%, 07/20/37(a)(b) ....... 400,386
900,836
UNITED STATES — 4.0%
Other Asset-Backed Securities — 4.0%
500,000 BMW Vehicle Owner Trust, Series
2025-A, Class A4,
4.66%, 12/27/32 ........... 500,817
472,706 CarMax Auto Owner Trust, Series
2024-4, Class A3,
4.60%, 10/15/29 ........... 473,648
500,000 CarMax Auto Owner Trust, Series
2025-1, Class A3,
4.84%, 01/15/30 ........... 502,131
500,000 Enterprise Fleet Financing LLC, Series
2026-2, Class A3,
4.51%, 06/20/30(b) ......... 497,881
500,000 Honda Auto Receivables Owner Trust,
Series 2025-1, Class A3,
4.57%, 09/21/29 ........... 501,228
202,978 Hyundai Auto Receivables Trust, Series
2023-C, Class A3,
5.54%, 10/16/28 ........... 204,080
231,275 John Deere Owner Trust, Series 2024-
B, Class A3,
5.20%, 03/15/29 ........... 232,628
265,077 Kubota Credit Owner Trust, Series
2023-2A, Class A3,
5.28%, 01/18/28(b) ......... 265,958
38,111 M&T Equipment Notes, Series 2024-
1A, Class A2,
4.99%, 08/18/31(b) ......... 38,132
500,000 PFS Financing Corp., Series 2026-D,
Class A,
4.49%, 05/15/31(b) ......... 496,940

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments
- (Continued)
4
July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 116,156 SFS Auto Receivables Securitization
Trust, Series 2024-2A, Class A3,
5.33%, 11/20/29(b) ......... $ 116,810
500,000 T-Mobile US Trust, Series 2025-1A,
Class A,
4.74%, 11/20/29(b) ......... 501,314
500,000 Verizon Master Trust, Series 2025-1,
Class A,
4.71%, 01/21/31 ........... 501,984
500,000 Verizon Master Trust, Series 2026-2,
Class A1A,
4.51%, 06/21/32 ........... 498,103
397,452 Wheels Fleet Lease Funding 1 LLC,
Series 2025-1A, Class A1,
4.57%, 01/18/40(b) ......... 397,621
5,729,275
Total Asset-Backed Securities
(Cost $6,875,015)
6,880,381
U.S. GOVERNMENT SECURITIES — 49.1%
U.S. Treasury Bills — 2.1%
512,000 3.51%, 12/24/26(c) ............. 504,210
2,309,000 3.65%, 03/18/27(c) ............. 2,254,329
231,000 3.75%, 05/13/27(c) ............. 224,092
2,982,631
U.S. Treasury Notes — 47.0%
1,019,000 4.00%, 01/15/27 ............... 1,019,318
947,000 4.13%, 02/28/27 ............... 947,434
1,685,000 4.50%, 05/15/27 ............... 1,689,725
2,341,000 4.38%, 07/15/27 ............... 2,345,847
2,796,000 4.13%, 09/30/27 ............... 2,793,597
3,511,000 3.88%, 11/30/27 ............... 3,494,954
3,956,000 3.38%, 12/31/27 ............... 3,909,331
5,645,000 4.00%, 02/29/28 ............... 5,623,170
3,426,000 3.88%, 03/31/28 ............... 3,404,989
5,122,000 3.75%, 04/15/28 ............... 5,078,783
4,259,000 4.00%, 06/30/28 ............... 4,237,539
4,672,000 4.38%, 08/31/28 ............... 4,680,212
4,441,000 3.50%, 10/15/28 ............... 4,366,405
5,834,000 3.50%, 01/15/29 ............... 5,723,929
5,947,000 4.00%, 01/31/29 ............... 5,901,933
1,840,000 3.50%, 02/15/29 ............... 1,803,847
1,218,000 4.00%, 07/31/29 ............... 1,206,581
1,077,000 4.13%, 11/30/29 ............... 1,069,217
2,046,000 4.25%, 01/31/30 ............... 2,037,768
1,538,000 3.88%, 07/31/30 ............... 1,508,922
1,873,000 3.63%, 12/31/30 ............... 1,814,322
Principal
Amount Value
U.S. Treasury Notes (continued)
$ 3,100,000 4.13%, 05/31/31 ............... $ 3,059,555
67,717,378
Total U.S. Government Securities
(Cost $71,250,498)
70,700,009
Shares
INVESTMENT COMPANY — 1.1%
1,624,323 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
3.62%(d) ................. 1,624,323
Total Investment Company
(Cost $1,624,323)
1,624,323
TOTAL INVESTMENTS — 99.9%
(Cost $144,748,033)
$ 143,825,767
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
185,822
NET ASSETS — 100.0%
$ 144,011,589
(a) Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of July
31, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable
SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of July 31,
2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Zero coupon security. The rate represents the current yield as of July
31, 2026.
(d) The rate shown represents the current yield as of July 31, 2026.
CLO — Collateralized Loan Obligation
GMTN — Global Medium Term Note
MTN — Medium Term Note
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate